UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Perennial Investors, LLC
Address: 623 Fifth Avenue
         26th Floor
         New York, New York  10022

13F File Number:  28-11786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher J. Heintz
Title:     Manager
Phone:     212.251.3000

Signature, Place, and Date of Signing:

     Christopher J. Heintz     New York, New York     February 17, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $45,194 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN WTR WKS CO INC NEW    COM              030420103     8402   402381 SH       SOLE                   402381
AMPHENOL CORP NEW              CL A             032095101     5654   235800 SH       SOLE                   235800
CF INDS HLDGS INC              COM              125269100      860    17500 SH       SOLE                    17500
CNX GAS CORP                   COM              12618H309     3008   110200 SH       SOLE                   110200
MASTERCARD INC                 CL A             57636Q104     6160    43100 SH       SOLE                    43100
MOLECULAR INSIGHT PHARM INC    COM              60852M104     2130   495323 SH       SOLE                   495323
NASDAQ OMX GROUP INC           COM              631103108     7201   291434 SH       SOLE                   291434
NATIONAL FUEL GAS CO N J       COM              636180101     4154   132600 SH       SOLE                   132600
UNION PAC CORP                 COM              907818108     7132   149200 SH       SOLE                   149200
URS CORP NEW                   COM              903236107      493    12100 SH       SOLE                    12100